SCHEDULE FAIR VALUE WARRANTS (Details)	Dec. 31, 2022 $ / shares
Common stock price	$ 11.09
Fair value	$ 11.89
Measurement Input, Share Price [Member]
Warrant measurement input	0.01
Measurement Input, Expected Dividend Rate [Member]
Warrant measurement input	0
Measurement Input, Expected Term [Member]
Term	9 years 9 months 7 days
Measurement Input, Price Volatility [Member]
Warrant measurement input	90.00
Measurement Input, Risk Free Interest Rate [Member]
Warrant measurement input	3.90
Initial Measurement [Member]
Common stock price	$ 14.00
Fair value	13.99
Initial Measurement [Member] | 10 Warrants [Member]
Common stock price	14.00
Fair value	$ 10.42
Initial Measurement [Member] | Measurement Input, Share Price [Member]
Warrant measurement input	0.01
Initial Measurement [Member] | Measurement Input, Share Price [Member] | 10 Warrants [Member]
Warrant measurement input	10.00
Initial Measurement [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrant measurement input	0
Initial Measurement [Member] | Measurement Input, Expected Dividend Rate [Member] | 10 Warrants [Member]
Warrant measurement input	0
Initial Measurement [Member] | Measurement Input, Expected Term [Member]
Term	10 years
Initial Measurement [Member] | Measurement Input, Expected Term [Member] | 10 Warrants [Member]
Term	10 years
Initial Measurement [Member] | Measurement Input, Price Volatility [Member]
Warrant measurement input	94.00
Initial Measurement [Member] | Measurement Input, Price Volatility [Member] | 10 Warrants [Member]
Warrant measurement input	85.00
Initial Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant measurement input	3.90
Initial Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member] | 10 Warrants [Member]
Warrant measurement input	4.10